Income Taxes (Details Textual)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes (Details Textual)
Effective income tax rate	75.00%
Effective statutory income tax rate	15.00%	15.00%	25.00%
Taizhou Suxuantang [Member]
Income Taxes (Details Textual)
Effective income tax rate	15.00%	15.00%
HONG KONG [Member]
Income Taxes (Details Textual)
Effective income tax rate	16.50%	16.50%	16.50%
PRC [Member]
Income Taxes (Details Textual)
Effective income tax rate	25.00%	25.00%